Change in non-cash working capital	12 Months Ended
Dec. 31, 2020
Change In Non-cash Working Capital
Change in non-cash working capital

The changes in non-cash working capital balances are comprised of:

	For the years ended December 31,
	2020	2019	2018
Accounts receivable	$406,114	$(1,339,408)	$(1,252)
Note receivable	324,700	(332,175)	-
Prepaid expenses and deposits	19,600	(31,973)	42,204
Accounts payable and accrued liabilities	(102,767)	104,745	(899,122)
Contractual obligations	(3,878)	134,116	-
	625,769	(1,464,695)	(858,170)

Portion attributable to:
Operating activities	625,769	(1,464,695)	(858,170)
Financing activities	-	-	-
Investing activities	-	-	-
	625,769	(1,464,695)	(858,170)